Capital Stock (Details) - Restricted Stock [Member] - shares	9 Months Ended	12 Months Ended
	Sep. 30, 2017	Dec. 31, 2016	Dec. 31, 2015
Restricted stock - vested	9,942,050	7,787,490	4,592,943
Restricted stock - unvested	337,688	2,492,248	6,184,000
Total restricted stock	10,279,738	10,279,738	10,776,943